FINANCE INCOME AND FINANCE EXPENSES	12 Months Ended
Dec. 31, 2022
Disclosure Of Finance Income And Expenses [Abstract]
FINANCE INCOME AND FINANCE EXPENSES	FINANCE INCOME AND FINANCE EXPENSES

	Year Ended December 31,
	2022	2021	2020
Finance Income (foreign exchange gain)	2,322	2,581	303

Finance expense consists of the following:
Foreign exchange loss	225	1,041	173
Interest expense on borrowings	464	480	1,521
Interest expense on lease liabilities	182	188	204
Unwinding of deferred consideration	325	—	—
Warrants repurchase	—	—	157
Other finance results	103	100	44
Total finance expenses	1,299	1,809	2,099
Net finance income (loss)	1,023	772	(1,796)
Foreign exchange gain and loss of the Group are comprised of translation gains of balances of monetary assets and liabilities denominated in currencies other than each entity’s functional currency, and related to loan, cash and cash equivalents and intercompany balances.